Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (31,858,594)	$ (10,272,280)	$ (6,781,238)
Adjustments for:
Depreciation expense	1,467,313	1,257,626	869,702
Amortization expense	106,693	83,828	78,461
Expected credit impairment loss	224,423
Loss on financial liabilities at fair value through profit or loss	76,212	259,418	143,693
Share-based compensation costs	17,109,889
Impairment loss on intangible assets	288,813	641	646
Impairment loss on property, plant and equipment	1,783	6,183	4,136
Finance costs	260,676	177,888	137,210
Interest income	(75,836)	(75,103)	(96,575)
Government subsidy income	(700)	(153)
Profit from lease modification	(4,458)	(15,113)	(350)
Loss on extension of preference share liabilities			26,209
Income tax expenses (benefit)	6,959	(2,616)	(6,729)
Total adjustments	(12,396,827)	(8,579,681)	(5,624,835)
Change in operating assets and liabilities [abstract]
Decrease (increase) in notes receivable		4,025	(4,025)
Decrease (increase) in accounts receivable	(104,255)	53,997	262,285
Decrease (increase) in other receivables	(216,985)	9,570	(45,456)
Increase in other receivables from related parties			(12)
Decrease (increase) in prepayment	1,487,667	(1,742,690)	(81,604)
Decrease (increase) in other current assets	64,889	83,544	(58,933)
Increase in other non-current assets			(1,992)
Increase (decrease) in contract liabilities	133,366	467,503	(264,301)
Increase (decrease) in accounts payable	164,045	(116,125)	569,998
Increase (decrease) in other payable	(383,445)	786,680	(52,108)
Increase in provisions	5,651	26,563	42,381
Increase (decrease) in other payable from related parties	(8,014)	(8,236)	18,569
Decrease in other current liabilities	(139,654)	(7,598)	(64,457)
Decrease in other non-current liabilities			(64,951)
Cash used in operations	(11,393,562)	(9,022,448)	(5,369,441)
Interest received	75,836	75,103	96,575
Interest paid	(223,358)	(114,823)	(107,438)
Income taxes paid	10,189	(8,112)	(35,168)
Net cash used in operating activities	(11,530,895)	(9,070,280)	(5,415,472)
Cash flows from investing activities:
Acquisition of property, plant and equipment	(538,060)	(151,964)	(141,620)
Acquisition of intangible assets	(129,158)	(106,078)	(20,517)
Proceeds from disposal of intangible assets		98	11,291
Decrease in other financial assets-current			32,568
Increase in other financial assets-non-current		(62,125)	(131,262)
Increase in guarantee deposits paid	(7,831)	(326,042)	(65,725)
Decrease in guarantee deposits paid	84,899	101,769	10,739
Prepaid equipment costs	(17,248)	(205,672)
Acquisition of subsidiaries, net of cash and restricted cash acquired			3,650,605
Net cash flows from (used in) investing activities	(607,398)	(750,014)	3,346,079
Cash flows from (used in) financing activities [abstract]
Proceeds from long-term borrowings		1,186,709
Repayments of long-term borrowings	(349,698)	(831,391)	(335,574)
Repayments of preference share liabilities	(1,930,240)	(101,592)
Repayments of installment payables	(16,129)	(13,865)
Decrease in other payables from related parties	(122,951)	(216,478)	(228,096)
Increase (decrease) in other current liabilities - receipts under custody	(1,851,684)	923,093	(696,133)
Increase in guarantee deposits received	13,019	35,801	25,497
Decrease in guarantee deposits received	(19,765)	(9,557)	(10,752)
Advance receipts for share capital	16,569,700	9,170,000	10,834,290
Advance receipts for preference share liabilities			98,554
Payments of lease liabilities	(1,243,628)	(781,844)	(763,225)
Proceeds from non-current financial liabilities at fair value through profit or loss	2,550,000		430,000
Payment of non-current financial liabilities at fair value through profit or loss		(100,000)	(300,000)
Acquisition of equity interest in subsidiary			(1,517,730)
Dividends paid to non-controlling interests			(20,136)
Net cash flows from financing activities	13,598,624	9,260,876	7,516,695
Effect of exchange rate changes on cash and restricted cash	(827,284)	1,284,168	(31,128)
Net increase in cash and restricted cash	633,047	724,750	5,416,174
Cash and restricted cash at beginning of year	8,721,758	7,997,008	2,580,834
Cash and restricted cash at end of year	$ 9,354,805	$ 8,721,758	$ 7,997,008